abrdn Funds
(the "Trust")

abrdn U.S. Sustainable Leaders Smaller Companies Fund
(the "Fund")

Supplement dated March 29, 2023 to the Fund's Summary Prospectus dated February 28, 2023, as supplemented to date ("Summary Prospectus")

Effective March 31, 2023, the following replaces the table in the section entitled, "Portfolio Managers":

Name	Title	Served on the Fund Since
Christopher Colarik, CFA®	Senior Investment Director	2023
Timothy Skiendzielewski, CFA®	Senior Investment Director	2012

Please retain this Supplement for future reference.